Vessels, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Balance December 31, 2015	$ 2,004,650
Depreciation	(50,569)	$ (50,411)
Balance June 30, 2016	1,960,465
Vessel Cost [Member]
Balance December 31, 2015	2,950,042
Depreciation	0
Other vessels' costs	2,563
Balance June 30, 2016	2,952,605
Accumulated Depreciation Vessel [Member]
Balance December 31, 2015	(945,392)
Depreciation	(46,748)
Other vessels' costs	0
Balance June 30, 2016	(992,140)
Net Book Value Vessel [Member]
Balance December 31, 2015	2,004,650
Depreciation	(46,748)
Other vessels' costs	2,563
Balance June 30, 2016	$ 1,960,465